Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents		$ 14,729,300	$ 10,669,134
Accounts receivable, net – third parties, net of credit loss allowance of US$22,794 and US$22,794		2,466,722	3,102,393
Investment in marketable debt securities			2,220
Inventories, net		4,278,732	3,066,276
Notes receivable		326,912	103,522
Prepaid expenses and other current assets, net		1,076,690	2,027,376
Total current assets		22,916,902	18,975,555
Property, plant and equipment, net		3,523,372	3,224,673
Right-of-use assets – Operating lease		1,213,030	983,097
Deposit		221,243	178,786
Deferred tax assets		96,896	92,026
Total non-current assets		5,054,541	4,478,582
TOTAL ASSETS		27,971,443	23,454,137
Current liabilities:
Bank loans – current		541,519	685,016
Operating lease liabilities – current		439,072	153,579
Accounts payable – third parties		2,615,663	1,929,201
Accruals and other current liabilities		695,034	679,227
Contract liabilities		855,356	427,110
Income taxes payable		181,641	423,693
Total current liabilities		8,056,436	7,087,560
Non-current liabilities
Bank loans – non-current		2,407,199	706,811
Operating lease liabilities – non-current		771,808	593,749
Total non-current liabilities		3,184,053	1,322,177
TOTAL LIABILITIES		11,240,489	8,409,737
Commitments and contingencies
Shareholders’ equity
Ordinary shares value			1,410
Additional Paid-in Capital		6,193,646	6,193,646
Accumulated other comprehensive income/(loss)		11,753	(23,364)
Non-controlling interests		434,651	405,122
Treasury stock	[1]	(1,143,557)
Retained earnings		11,233,051	8,467,586
Total shareholders’ equity		16,730,954	15,044,400
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		27,971,443	23,454,137
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value		615
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value		795
Related Party
Current assets:
Accounts receivable, net – related parties, net of credit loss allowance of US$nil and US$nil		36,907
Due from related parties		1,639	4,634
Current liabilities:
Operating lease liabilities – current – related parties		27,367	251,567
Accounts payable – related parties		2,076,158	2,338,167
Loans from related parties		438,248	200,000
Due to related parties		186,378
Non-current liabilities
Operating lease liabilities – non-current – related parties		$ 5,046	$ 21,617

[1]	Share Repurchase Program (see Note 14).